Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MUNDOVAL FUNDS
Entity Central Index Key	0001293530
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Mundoval Fund
Shareholder Report [Line Items]
Fund Name	Mundoval Fund
Class Name	Mundoval Fund
Trading Symbol	MUNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mundoval Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mundoval.com/mundoval-fund. You can also request this information by contacting us at 1-800-595-2877.
Additional Information Phone Number	1-800-595-2877
Additional Information Website	www.mundoval.com/mundoval-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Mundoval Fund	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

The Mundoval Fund returned 2.17% in the second quarter versus 2.63% for the MSCI World Index during the same period. Since the inception date of the Fund on September 3, 2004, the average annualized rate of return for the Mundoval Fund has been 7.86% versus 8.36% for the MSCI World Index.

Positive factors impacting investment performance for the Fund during the quarter included the Information Technology sector (Alphabet, Inc., Apple Inc. and Taiwan Semiconductor) and Healthcare sector (Novo Nordisk A/S). Negative factors impacting investment performance for the Fund during the quarter included the Financial Services sector (Mastercard.), Consumer Staples sector (The Estée Lauder Companies) and Consumer Discretionary sector (LVMH Louis Vuitton Moët Hennessy & Nike, Inc).

During the quarter the Fund sold shares of Celanese Corporation and Roche Holding Ltd. and purchased new shares of Thermo Fisher Scientific Group Inc., UnitedHealth Group and Arthur J. Gallagher & Co., Inc. The geographic diversification of the Fund as of June 28, 2024 was 67.69% Domestic stocks, 27.12% International stocks and 5.19% cash equivalents. The Fund owned shares of common stock in 39 companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Mundoval Fund	11.98%	11.03%	7.96%
MSCI World Index	20.19%	11.78%	9.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,484,605
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 197,370
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$27,484,605
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	3%
Total Advisory Fees Paid ($)	$197,370

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Mastercard Inc. Class A	11.24%
Alphabet, Inc. Class C	8.01%
Alphabet, Inc. Class A	7.95%
Novo Nordisk A/S	7.79%
Apple, Inc.	7.66%
LVMH Moët Hennessey Louis Vuitton ADR	6.70%
The TJX Companies, Inc.	4.81%
Taiwan Semiconductor Manufacturing Company	4.74%
Bank of America Corporation	3.62%
The Hershey Company	3.01%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.
Geographic Diversification (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Mastercard Inc. Class A	11.24%
Alphabet, Inc. Class C	8.01%
Alphabet, Inc. Class A	7.95%
Novo Nordisk A/S	7.79%
Apple, Inc.	7.66%
LVMH Moët Hennessey Louis Vuitton ADR	6.70%
The TJX Companies, Inc.	4.81%
Taiwan Semiconductor Manufacturing Company	4.74%
Bank of America Corporation	3.62%
The Hershey Company	3.01%